Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 142,554	$ 81,817	$ (102,323)
Disposition of hedging positions of equity-method investments, net of tax			(3,881)
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	$ 141,318	$ 75,113	$ (88,678)